Acquisitions (Schedule Of Valuation Of The Intangible Assets Acquired And Related Amortization Periods) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2011
AMS [Member] | Customer Relationships [Member]
Total other intangible assets	$ 172.0
Amortization Period (in years)	16
AMS [Member] | Customer Relationships [Member] | Men's Health [Member]
Total other intangible assets	97.0
Amortization Period (in years)	17
AMS [Member] | Customer Relationships [Member] | Women's Health [Member]
Total other intangible assets	49.0
Amortization Period (in years)	15
AMS [Member] | Customer Relationships [Member] | BPH [Member]
Total other intangible assets	26.0
Amortization Period (in years)	13
AMS [Member] | Developed Technology [Member]
Total other intangible assets	1,081.0
Amortization Period (in years)	16
AMS [Member] | Developed Technology [Member] | Men's Health [Member]
Total other intangible assets	690.0
Amortization Period (in years)	18
AMS [Member] | Developed Technology [Member] | Women's Health [Member]
Total other intangible assets	230.0
Amortization Period (in years)	9
AMS [Member] | Developed Technology [Member] | BPH [Member]
Total other intangible assets	161.0
Amortization Period (in years)	18
Qualitest [Member] | Developed Technology [Member]
Total other intangible assets	618.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Hydrocodone And Acetaminophen [Member]
Total other intangible assets	119.0
Amortization Period (in years)	17
Qualitest [Member] | Developed Technology [Member] | Oxycodone And Acetaminophen [Member]
Total other intangible assets	30.0
Amortization Period (in years)	17
Qualitest [Member] | Developed Technology [Member] | Promethazine [Member]
Total other intangible assets	46.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Isosorbide Mononitrate ER [Member]
Total other intangible assets	42.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Multi Vitamins [Member]
Total other intangible assets	38.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Trazodone [Member]
Total other intangible assets	17.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Butalbital, Acetaminophen, And Caffeine [Member]
Total other intangible assets	25.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Triprevifem [Member]
Total other intangible assets	16.0
Amortization Period (in years)	13
Qualitest [Member] | Developed Technology [Member] | Spironolactone [Member]
Total other intangible assets	13.0
Amortization Period (in years)	17
Qualitest [Member] | Developed Technology [Member] | Hydrocortisone [Member]
Total other intangible assets	34.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Hydrochlorothiazide [Member]
Total other intangible assets	16.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Controlled Substances [Member]
Total other intangible assets	52.0
Amortization Period (in years)	16
Qualitest [Member] | Developed Technology [Member] | Oral Contraceptives [Member]
Total other intangible assets	8.0
Amortization Period (in years)	13
Qualitest [Member] | Developed Technology [Member] | Others [Member]
Total other intangible assets	162.0
Amortization Period (in years)	17
Penwest Pharmaceuticals Co. [Member] | Developed Technology [Member]
Total other intangible assets	104.1
Amortization Period (in years)	10
Penwest Pharmaceuticals Co. [Member] | Developed Technology [Member] | Opana E R [Member]
Total other intangible assets	104.1
Amortization Period (in years)	10
AMS [Member] | In-Process Research And Development [Member]
Total other intangible assets	66.0
AMS [Member] | In-Process Research And Development [Member] | Oracle [Member]
Total other intangible assets	22.0
AMS [Member] | In-Process Research And Development [Member] | Genesis [Member]
Total other intangible assets	14.0
AMS [Member] | In-Process Research And Development [Member] | TOPAS [Member]
Total other intangible assets	8.0
AMS [Member] | In-Process Research And Development [Member] | Other [Member]
Total other intangible assets	22.0
Qualitest [Member] | In-Process Research And Development [Member]
Total other intangible assets	198.0
Qualitest [Member] | In-Process Research And Development [Member] | Generics Portfolio With Anticipated 2011 Launch [Member]
Total other intangible assets	63.0
Qualitest [Member] | In-Process Research And Development [Member] | Generics Portfolio With Anticipated 2012 Launch [Member]
Total other intangible assets	30.0
Qualitest [Member] | In-Process Research And Development [Member] | Generics Portfolio With Anticipated 2013 Launch [Member]
Total other intangible assets	17.0
Qualitest [Member] | In-Process Research And Development [Member] | Generics Portfolio With Anticipated 2014 Launch [Member]
Total other intangible assets	88.0
Penwest Pharmaceuticals Co. [Member] | In-Process Research And Development [Member]
Total other intangible assets	7.1
Penwest Pharmaceuticals Co. [Member] | In-Process Research And Development [Member] | Otsuka [Member]
Total other intangible assets	5.5
Penwest Pharmaceuticals Co. [Member] | In-Process Research And Development [Member] | A0001 [Member]
Total other intangible assets	1.6
AMS [Member] | Tradenames [Member]
Total other intangible assets	71.0
AMS [Member] | Tradenames [Member] | AMS Tradename [Member]
Total other intangible assets	59.0
AMS [Member] | Tradenames [Member] | GreenLight Tradename [Member]
Total other intangible assets	12.0
Amortization Period (in years)	15
Qualitest [Member] | Tradenames [Member]
Total other intangible assets	20.0
Amortization Period (in years)	15
Qualitest [Member] | Tradenames [Member] | Qualitest Tradename [Member]
Total other intangible assets	20.0
Amortization Period (in years)	15
HealthTronics, Inc. [Member] | Endocare Developed Technology [Member]
Total other intangible assets	46.3
Amortization Period (in years)	10
HealthTronics, Inc. [Member] | HealthTronics Tradename [Member]
Total other intangible assets	14.6
Amortization Period (in years)	15
HealthTronics, Inc. [Member] | Service Contract [Member]
Total other intangible assets	12.2
AMS [Member]
Total other intangible assets	1,390.0
Qualitest [Member]
Total other intangible assets	836.0
Penwest Pharmaceuticals Co. [Member]
Total other intangible assets	111.2
HealthTronics, Inc. [Member]
Total other intangible assets	$ 73.1